INCOME TAX AND SOCIAL CONTRIBUTION (Details 3) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Deferred Asset	R$ 6,058,723
Deferred liabilities - Parent Company	(963,005)
Net Deferred Asset	5,095,718
Deferred liabilities - Subsidiaries	(216,950)
Net Deferred Asset	4,878,768
Later Than Three Year [Member]
IfrsStatementLineItems [Line Items]
Deferred Asset	825,267
Later Than Four Year [Member]
IfrsStatementLineItems [Line Items]
Deferred Asset	704,944
Later Than Five Year [Member]
IfrsStatementLineItems [Line Items]
Deferred Asset	601,980
Later Than Six Year [Member]
IfrsStatementLineItems [Line Items]
Deferred Asset	722,660
Later Than Seven Year [Member]
IfrsStatementLineItems [Line Items]
Deferred Asset	R$ 3,203,872